Financial risk management	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Abstract]
Disclosure of financial risk management [text block]
Note 4     Financial risk management

4.1	Financial risk management policy

The Company’s financial risk management policy is focused on safeguarding the stability and sustainability of Sociedad Química y Minera de Chile S.A. and its subsidiaries with regard to all such relevant financial uncertainty components.

The Company’s operations are subject to certain financial risk factors that may affect its financial position or results. The most significant risk exposures are market risk, liquidity risk, currency risk, doubtful accounts risk, and interest rate risk, among others.

There could also be additional risks, which are either unknown or known but not currently deemed to be significant, which could also affect the Company’s business operations, its business, financial position, or profit or loss.

The financial risk management structure includes identifying, determining, analyzing, quantifying, measuring and controlling these events. Management and, in particular, Finance Management, is responsible for constantly assessing the financial risk. The Company uses derivatives to hedge a significant portion of those risks.

4.2	Risk factors

4.2.1	Market risk

Market risk refers to the uncertainty associated with fluctuations in market variables affecting the Company’s assets and liabilities, including:

a)
Price risk: The Company’s product prices are affected by the fluctuations in international prices of fertilizers and chemicals, as well as changes in production capacities or market demand, all of which might affect the Company’s business, financial position and results of operations.

b)	Commodity price risk: The Company is exposed to changes in commodity prices and energy which may have an impact on its production costs that may cause unstable results.

At present, the SQM Group incurs an annual expenditure of approximately US$117 million associated with fuel, gas, energy and equivalents, of which US$77 million is related to direct electricity consumption. A change of 10% in the prices of energy required for the Company’s operations may involve costs of approximately US$12 million in short-term movements.

The markets in which the Company operates are unpredictable, exposed to significant fluctuations in supply and demand, and high price volatility. Additionally, the supply of certain fertilizers or chemicals, including certain products in which the Company trades vary, mainly depending on the production of top producers and their related business strategies. Accordingly, the Company cannot forecast with certainty changes in demand, responses from competitors or fluctuations in the final price of its products. These factors can lead to significant impacts on the Company’s product sales volumes, financial position and share price.

c)
Quality standards: In the markets in which we operate, customers might impose quality standards on our products and/or governments could enact more stringent standards for the distribution and/or use of our products. Consequently, we might not be able to sell our products if we are not able to meet those new standards. In addition, our production costs might increase to meet such new standards. Not being able to sell our products in one or more markets or to key customers might significantly affect our business, financial position or the results of our operations.

4.2.2    Credit risk

A contraction of the global economy and the potentially adverse effects in the financial position of our customers may extend the receivables recovery period for SQM, increasing its exposure to doubtful account risk. While measures have been taken to minimize such risk, the global economic situation may result in losses that might have a material adverse effect on the Company’s business, financial position or results of operations.

To mitigate these risks, SQM actively controls debt collection and has established certain safeguards which include loan insurance, letters of credit, and prepayments for a portion of receivables.

Financial investments correspond to time deposits with maturities exceeding 90 days and less than 360 days from the investment date, so they are not exposed to significant market risks.

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Financial institution	Financial assets	Rating Institution			12/31/2017
		Moody´s	S&;P	Fitch	ThUS$
Banco BBVA Chile	Time deposits	P-2	A-2	-	41,860
Banco Crédito e Inversiones	Time deposits	P-1	A-1-	F1	120,616
Banco Santander - Santiago	Time deposits	P-1	A-1	F1	35,558
BBVA Banco Francés	Time deposits	-	-	-	163
Itau-Corpbanca	Time deposits	P-2	A-2	-	75,072
JP Morgan US dollar Liquidity Fund Institutional	Investment fund deposits	-	-	-	143,333
Legg Mason - Western Asset Institutional Cash Reserves	Investment fund deposits	-	-	-	144,464
Scotiabank Sud Americano	Time deposits	-	-	-	12,520
Nedbank	Time deposits	P-3	B	-	3,686
ABN Armo Bank	Time deposits	-			1,439
Total					578,711

Financial institution	Financial assets	Rating Institution			12/31/2017
		Moody´s	S&;P	Fitch	ThUS$
Banco BBVA Chile	90 days to 1 year	-	-	-	1,207
Banco Crédito e Inversiones	90 days to 1 year	P-1	A-1	F1	71,748
Banco de Chile	90 days to 1 year	-	-	-	4,834
Itau-Corpbanca	90 days to 1 year	P-1	A-2	-	77,527
Banco Santander - Santiago	90 days to 1 year	P-1	A-1	F1	163,269
Banco Security	90 days to 1 year	-	-	-	28,592
Scotiabank Sud Americano	90 days to 1 year	-	-	AA	13,764
Total					360,941

4.2.3       Currency risk

As a result of its influence on price level determination as well as its relationship with cost of sales, and since a significant portion of the Company’s business transactions are performed in that foreign currency, the functional currency of SQM is the United States dollar. However, the global business activities of the Company expose it to the foreign exchange fluctuations of several currencies with respect to the value of the U.S. dollar. Accordingly, SQM has entered into hedge contracts to mitigate the exposure generated by its main mismatches (assets, net of liabilities) in currencies other than the U.S. dollar against foreign exchange fluctuation. These contracts are periodically updated depending on the mismatch amount to be hedged in such currencies. Occasionally, and subject to the Board of Directors’ approval, in the short-term the Company insures cash flows from certain specific items in currencies other than the U.S. dollar.

A significant portion of the Company’s costs, particularly payroll, is denominated in Chilean pesos. Accordingly, an increase or decrease in the exchange rate against the U.S. dollar would affect the Company’s profit for the period. Approximately US$370 million of the Company’s costs are denominated in Chilean pesos. A significant portion of the effect of such obligations on the statement of financial position is hedged by derivative instrument transactions on the balance mismatch in such currency.

As of December 31, 2017, the Company recorded derivative instruments classified as currency and interest rate hedges associated with all the bonds payable, denominated in UF, with a fair value of US$5 million against SQM. As of December 31, 2016, this amounts to US$41 million against SQM.

As of December 31, 2017, the Chilean peso to U.S. dollar exchange rate was Ch$614.75 per US$1.00 (Ch$ 669.47 per US$ 1.00 as of December 31, 2016).

4.2.4       Interest rate risk

Interest rate fluctuations, primarily due to the uncertain future behavior of markets, may have a material impact on the financial results of the Company.

The Company has current and non-current debts valued at the LIBOR rate, plus a spread. The Company is partially exposed to fluctuations in this rate, as SQM currently holds hedging derivative instruments to hedge a portion of its liabilities subject to LIBOR rate fluctuations.

As of December 31, 2017, the Company has no financial liabilities linked to variations in the LIBOR rate and, therefore, significant increases in that rate would not impact its financial position.

In addition, as of December 31, 2017, the Company's financial liabilities are mainly concentrated in the long-term and approximately 7% have maturities of less than 12 months, decreasing in the process the exposure to changes in interest rates.

4.2.5       Liquidity risk

Liquidity risk relates to the funds needed to comply with payment obligations. The Company’s objective is to maintain financial flexibility through a comfortable balance between fund requirements and cash flows from regular business operations, bank borrowings, bonds, short term investments, and marketable securities, among others.

The Company has an important capital expense program which is subject to change over time.

On the other hand, world financial markets go through periods of contraction and expansion that are unforeseeable in the long-term and may affect SQM’s access to financial resources. Such factors may have a material adverse impact on the Company’s business, financial position and results of operations.

SQM constantly monitors the matching of its obligations with its investments, taking due care of maturities of both, from a conservative perspective, as part of this financial risk management strategy. As of December 31, 2017, the Company had unused, available revolving credit facilities with banks, for a total of approximately US$248 million.

The position in other cash and cash equivalents generated by the Company are invested in highly liquid mutual funds with an AAA risk rating.

	Nature of undiscounted cash flows
As of December 31, 2017	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(in millions of US$)
Other non-derivative financial liabilities
Bank borrowings	163.57	164.78	-	-	164.78
Unsecured obligations	1,054.89	47.45	522.52	751.67	1,321.64
Subtotal	1,218.46	212.23	522.52	751.67	1,486.42
Other derivative financial liabilities
Hedging liabilities	28.38	37.01	(9.51)	(18.36)	9.14
Derivative financial instruments	0.80	0.80	-	-	0.80
Subtotal	29.18	37.81	(9.51)	(18.36)	9.94
Total	1,247.64	250.04	513.01	733.31	1,496.36

	Nature of undiscounted cash flows
As of December 31, 2016	Carrying amount	Less than 1	1 to 5 years	Over 5 years	Total
(in millions of US$)
Other non-derivative financial liabilities
Bank borrowings	101.27	102.08	-	-	102.08
Unsecured obligations	1,130.22	94.76	479.54	873.91	1,448.21
Subtotal	1,231.49	196.84	479.54	873.91	1,550.29
Other derivative financial liabilities
Hedging liabilities	42.62	17.20	40.33	(23.58)	33.95
Derivative financial instruments	(2.175)	(2.18)	-	-	(2.18)
Subtotal	40.445	15.02	40.33	(23.58)	31.77
Total	1,271.94	211.86	519.87	850.33	1,582.06

4.3	Risk measurement

The Company has methods to measure the effectiveness and efficiency of financial risk hedging strategies, both prospectively and retrospectively. These methods are consistent with the risk management profile of the Group.